Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

14. Leases

The Group has operating leases primarily for office and operation space. The Group’s operating lease arrangements have remaining lease terms of one month to fourteen years.

Total lease costs were RMB110,993 and RMB39,327 for the year ended December 31, 2019 and 2020, including short-term lease costs within 12 months of RMB21,726 and RMB6,653, respectively.

Consolidated balance sheet information related to leases is presented as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
ASSETS
Operating lease right-of-use assets, net	105,839	42,293	6,482
LIABILITIES
Operating lease liabilities, current	57,490	18,264	2,799
Operating lease liabilities, non-current	54,718	34,367	5,267
Total	112,208	52,631	8,066

Supplemental cash flow information related to leases is as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities	73,315	38,399
Right-of-use assets obtained in exchange for operating lease liabilities	68,825	28,444

14. Leases – continued

Other information related to lease is as follows:

	As of December 31,
	2019	2020
Weighted average remaining lease term(years)	4.85	6.97
Weighted average discount rate	5%	5%

As of December 31, 2020, maturities of lease liabilities (excluding lease payments of RMB1,154 for the leases with lease terms less than one year) are as follows:

As of December 31,
2020
RMB
2021	17,817
2022	9,009
2023	4,917
2024	3,526
2025 and thereafter	26,300
Total minimum lease payments	61,569
Less: interest	(8,938)
Present value of lease obligations	52,631

For the years ended December 31, 2018, the Group recognized lease expense for RMB71,379 under ASC 840.